Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 168,786	$ 792,337	$ 3,387,200
Accounts receivable, net	104,246	1,972,034	3,093,066
Prepaid expenses and other current assets	6,500	92,497	14,813
Total current assets	279,532	2,856,868	6,495,079
Capitalized software development costs, net	245,718	393,157	589,735
Patents, net of amortization of $297,520	3,702,480
Property, plant and equipment, net	2,406	3,519	4,123
Operating lease right-of-use asset	283,060	395,470	537,836
Deferred Offering Costs		848,531	380,000
Security deposit	74,067	74,068	74,068
Total assets	4,587,263	4,571,613	8,080,841
Current liabilities
Accounts payable and accrued expenses	4,888,967	4,841,045
Convertible notes payable, net of deferred debt discounts	1,970,000	2,355,735	6,354,227
Accrued Payment-In-Kind Interest	86,551	71,614	443,657
Note payable – stockholder	100,500
Operating lease obligations, current portion	172,234	162,503	135,455
Total current liabilities	7,218,252	7,430,897	11,059,207
Long-term liabilities
Operating lease obligations, net of current portion	138,236	268,385	430,888
Note payable – stockholder		100,500	610,500
Total long-term liabilities	138,236	368,885	1,041,388
Total liabilities	7,356,488	7,799,782	12,100,595
Shareholders’ equity (deficit)
Common stock value	1,556	1,237	1,024
Preferred stock value		0	0
Additional Paid in Capital	57,907,311	50,023,446	38,089,295
Accumulated deficit	(60,678,092)	(53,252,852)	(42,110,073)
Total shareholders’ (deficit) equity	(2,769,225)	(3,228,169)	(4,019,754)
Total liabilities and shareholders’ (deficit) equity	$ 4,587,263	4,571,613	8,080,841
Previously Reported
Current liabilities
Accounts payable and accrued expenses		$ 4,841,046	$ 4,125,868